Shareholders' Equity - Schedule of Changes in Accumulated Other Comprehensive Loss by Component, Net of Tax (Details) - USD ($) $ in Millions	3 Months Ended					9 Months Ended
	Sep. 30, 2026	Mar. 31, 2026	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2026	Sep. 30, 2025
AOCI Attributable to Parent [Roll Forward]
Beginning balance	$ 11,665	$ 10,837	$ 10,682	$ 10,534	$ 10,332	$ 10,837	$ 10,332
Net other comprehensive income (loss)	4	2	(1)	3	(10)	6	(8)
Ending balance	11,931	11,037	10,907	10,682	10,534	11,931	10,907
Employee Benefit Plan Funded Status
AOCI Attributable to Parent [Roll Forward]
Beginning balance	(95)	(95)	(95)		(95)	(95)	(95)
Other comprehensive income (loss) before reclassifications	0		0			0	0
Amounts reclassified from accumulated other comprehensive income (loss)	0					0	0
Net other comprehensive income (loss)	0		0			0	0
Ending balance	(95)		(95)	(95)		(95)	(95)
Amortization of Prior Service Cost
AOCI Attributable to Parent [Roll Forward]
Beginning balance	1	1	1		1	1	1
Other comprehensive income (loss) before reclassifications	0		0			0	0
Amounts reclassified from accumulated other comprehensive income (loss)	0					0	0
Net other comprehensive income (loss)	0		0			0	0
Ending balance	1		1	1		1	1
Amortization of Actuarial Loss
AOCI Attributable to Parent [Roll Forward]
Beginning balance	75	75	75		74	75	74
Other comprehensive income (loss) before reclassifications	0		0			0	0
Amounts reclassified from accumulated other comprehensive income (loss)	1					1	1
Net other comprehensive income (loss)	1		0			1	1
Ending balance	76		75	75		76	75
Gain (Loss) on Cash Flow Hedge
AOCI Attributable to Parent [Roll Forward]
Beginning balance	27	26	25		30	26	30
Other comprehensive income (loss) before reclassifications	3		(1)			5	(6)
Amounts reclassified from accumulated other comprehensive income (loss)	0					1	0
Net other comprehensive income (loss)	3		(1)			4	(6)
Ending balance	30		24	25		30	24
Gain (Loss) on Fixed-Income Securities
AOCI Attributable to Parent [Roll Forward]
Beginning balance	0	(1)	(1)		2	(1)	2
Other comprehensive income (loss) before reclassifications	0		0			0	1
Amounts reclassified from accumulated other comprehensive income (loss)	0					(1)	(4)
Net other comprehensive income (loss)	0		0			1	(3)
Ending balance	0		(1)	(1)		0	(1)
Accumulated Other Comprehensive Income (Loss)
AOCI Attributable to Parent [Roll Forward]
Beginning balance	8	6	5	2	12	6	12
Other comprehensive income (loss) before reclassifications	3		(1)			5	(5)
Amounts reclassified from accumulated other comprehensive income (loss)	1					1	(3)
Net other comprehensive income (loss)	4	2	(1)	3	(10)	6	(8)
Ending balance	$ 12	$ 8	$ 4	$ 5	$ 2	$ 12	$ 4